SUPPLEMENT TO THE PROSPECTUSES OF WELLS FARGO ADVANTAGE COREBUILDER SHARES Series M
(CoreBuilder Shares Series M)
Effective September 1, 2012, the sentence referring to dollar-weighted average effective maturity in the sections entitled "Principal Investment Strategies" in the summary and statutory sections of the Wells Fargo Advantage CoreBuilder Shares – Series M prospectus is replaced with the following:

"While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years."